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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         MORNINGSTAR INVESTMENT SERVICES, INC.
                 -------------------------------------
   Address:      22 WEST WASHINGTON STREET
                 -------------------------------------
                 CHICAGO, IL  60602
                 -------------------------------------

Form 13F File Number: 28-13657
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    LISA DERNER
         -------------------------------
Title:   COMPLIANCE OFFICER
         -------------------------------
Phone:   (312) 384-5437
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ LISA DERNER                CHICAGO, IL      AUGUST 11, 2011
   -------------------------------    -----------------   ---------------
             [Signature]                [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                        --------------------

Form 13F Information Table Entry Total: 135
                                        --------------------

Form 13F Information Table Value Total: $340,356
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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Form 13F Information Table

                                                           Value   Share    Share/  Put/ Investment  Other     Voting Authority
Name of Issuer                Title of Class  CUSIP      (x$1000) Amount  Principal Call Discretion Managers  Sole   Shared None
AT&T INC                           COM        00206R102     1,708  53,926    SH             Sole              53,926
Abbott Labs                        COM        002824100     7,812 147,124    SH             Sole             147,124
ACTIVISION BLIZZARD INC            COM        00507V109       184  15,531    SH             Sole              15,531
ALLSTATE CORP                      COM        020002101       299   9,663    SH             Sole               9,663
Altria Group Inc.                  COM        02209S103     2,991 112,728    SH             Sole             112,728
AMERICAN EAGLE OUTFITTERS NE       COM        02553E106       258  19,824    SH             Sole              19,824
AMERICAN ELEC PWR INC              COM        025537101     2,015  52,779    SH             Sole              52,779
American Express Co                COM        025816109       919  17,556    SH             Sole              17,556
AmeriGas Partners L P          UNIT LP INT    030975106       790  17,277    SH             Sole              17,277
Amgen Inc                          COM        031162100       531   9,105    SH             Sole               9,105
Apollo Group Inc                   CL A       037604105     1,346  28,962    SH             Sole              28,962
Applied Matls Inc                  COM        038222105     2,771 208,513    SH             Sole             208,513
Autodesk Inc.                      COM        052769106       544  14,061    SH             Sole              14,061
Automatic Data Processing In       COM        053015103     1,123  20,847    SH             Sole              20,847
Avon Prod Inc                      COM        054303102     1,226  43,821    SH             Sole              43,821
BB&T Corp                          COM        054937107     3,340 122,169    SH             Sole             122,169
Bank of New York Mellon Corp       COM        064058100     1,958  75,128    SH             Sole              75,128
Baxter Intl Inc                    COM        071813109     1,026  17,037    SH             Sole              17,037
Becton, Dickinson & Co             COM        075887109       316   3,535    SH             Sole               3,535
Bemis Inc                          COM        081437105     1,311  38,500    SH             Sole              38,500
Berkshire Hathaway Inc DEL         CL B       084670702     1,312  16,798    SH             Sole              16,798
Blackrock Inc                      COM        09247X101       752   3,831    SH             Sole               3,831
CVS Caremark Corporation           COM        126650100       529  13,938    SH             Sole              13,938
Capital One Finl Corp              COM        14040H105       640  12,150    SH             Sole              12,150
CarMax Inc                         COM        143130102       735  21,809    SH             Sole              21,809
Carter Inc                         COM        146229109       387  12,369    SH             Sole              12,369
CEMEX SAB DE CV                SPON ADR NEW   151290889       273  31,522    SH             Sole              31,522

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
Cisco Sys Inc                      COM        17275R102     1,721 108,505    SH             Sole             108,505
Cintas Corp                        COM        172908105       651  19,177    SH             Sole              19,177
Clorox Co DEL                      COM        189054109     1,875  27,461    SH             Sole              27,461
CLOUD PEAK ENERGY INC              COM        18911Q102       565  27,461    SH             Sole              27,461
Comcast Corp NEW                   CL A       20030N101       476  18,500    SH             Sole              18,500
Compass Minerals Intl Inc          COM        20451N101     2,054  23,721    SH             Sole              23,721
CORELOGIC INC                      COM        21871D103       606  35,946    SH             Sole              35,946
Diageo PLC                     SPON ADR NEW   25243Q205     2,745  33,306    SH             Sole              33,306
Disney Walt Co                  COM DISNEY    254687106       354   8,923    SH             Sole               8,923
Discover Finl Svcs                 COM        254709108     3,069 115,584    SH             Sole             115,584
eBay Inc                           COM        278642103     1,172  35,792    SH             Sole              35,792
Energizer Hldgs Inc                COM        29266R108       274   3,685    SH             Sole               3,685
Energy Transfer Prtnrs L P    UNIT LTD PARTN  29273R109       900  18,390    SH             Sole              18,390
ENERGY TRANSFER EQUITY L P    COM UT LTD PTN  29273V100     1,075  24,052    SH             Sole              24,052
Exelon Corp                        COM        30161N101     5,478 126,376    SH             Sole             126,376
Exxon Mobil Corp                   COM        30231G102     3,287  40,086    SH             Sole              40,086
FASTENAL CO                        COM        311900104       234   6,380    SH             Sole               6,380
FIDELITY NATIONAL FINANCIAL        CL A       31620R105       381  23,823    SH             Sole              23,823
First Amern Finl Corp              COM        31847R102     1,452  91,348    SH             Sole              91,348
FIRSTMERIT CORP                    COM        337915102       513  30,192    SH             Sole              30,192
Firstenergy Corp                   COM        337932107     3,396  76,096    SH             Sole              76,096
France Telecom                Sponsored ADR   35177Q105     1,859  87,157    SH             Sole              87,157
General Dynamics Corp              COM        369550108       807  10,649    SH             Sole              10,649
General Electric Co                COM        369604103     3,955 205,978    SH             Sole             205,978
Genuine Parts Co                   COM        372460105     1,162  20,953    SH             Sole              20,953
GLAXOSMITHKLINE PLC           SPONSORED ADR   37733W105       268   6,231    SH             Sole               6,231
GOOGLE INC                         CL A       38259P508       389     747    SH             Sole                 747
Health Care REIT Inc               COM        42217K106     2,648  50,192    SH             Sole              50,192
Hewlett Packard Co                 COM        428236103       491  13,246    SH             Sole              13,246
Home Depot Inc                     COM        437076102       256   6,976    SH             Sole               6,976
Illinois Tool Wks Inc              COM        452308109       285   4,950    SH             Sole               4,950
Intel Corp                         COM        458140100       372  16,523    SH             Sole              16,523
International Game Technolog       COM        459902102       254  14,133    SH             Sole              14,133

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
International Speedway Corp        CL A       460335201     1,991  65,825    SH             Sole              65,825
iShares TR                    IBOXX INV CPBD  464287242     8,515  77,617    SH             Sole              77,617
ISHARES TR                    HIGH YLD CORP   464288513     6,613  72,503    SH             Sole              72,503
ISHARES TR                   BARCLYS 1-3YR CR 464288646     7,391  70,661    SH             Sole              70,661
JPMorgan Chase & Co.               COM        46625H100       696  16,729    SH             Sole              16,729
Johnson & Johnson                  COM        478160104     4,935  73,331    SH             Sole              73,331
KLA-Tencor Corp                    COM        482480100     1,131  27,279    SH             Sole              27,279
Kimberly Clark Corp                COM        494368103       349   5,213    SH             Sole               5,213
Kinder Morgan Energy Partner  UT LTD PARTNER  494550106     1,705  23,383    SH             Sole              23,383
Kinder Morgan Management LLC       SHS        49455U100       653   9,879    SH             Sole               9,879
LILLY ELI & CO                     COM        532457108       285   7,568    SH             Sole               7,568
LOCKHEED MARTIN CORP               COM        539830109       591   7,210    SH             Sole               7,210
Lowes Cos Inc                      COM        548661107     3,617 151,828    SH             Sole             151,828
Magellan Midstream Prtnrs LP  COM UNIT RP LP  559080106     2,796  46,398    SH             Sole              46,398
MasterCard Inc                     CL A       57636Q104     1,067   3,392    SH             Sole               3,392
Maxim Integrated Prods Inc         COM        57772K101       915  35,324    SH             Sole              35,324
McCormick & Co Inc             COM NON VTG    579780206       799  16,026    SH             Sole              16,026
Medtronic Inc                      COM        585055106       453  11,585    SH             Sole              11,585
Merck & Co Inc New                 COM        58933Y105       673  18,892    SH             Sole              18,892
Microsoft Corp                     COM        594918104     2,074  79,700    SH             Sole              79,700
Molson Coors Brewing Co            CL B       60871R209       732  16,146    SH             Sole              16,146
Monsanto Co New                    COM        61166W101       442   6,078    SH             Sole               6,078
NTT DOCOMO INC                  SPONS ADR     62942M201       555  31,129    SH             Sole              31,129
National Grid PLC              SPON ADR NEW   636274300     2,225  44,493    SH             Sole              44,493
Navigant Consulting Inc            COM        63935N107     1,295 122,608    SH             Sole             122,608
Novartis A G                  SPONSORED ADR   66987V109     3,116  50,953    SH             Sole              50,953
Nustar Energy LP                 UNIT COM     67058H102       719  11,065    SH             Sole              11,065
OLD REP INTL CORP                  COM        680223104       223  18,564    SH             Sole              18,564
ORACLE CORP                        COM        68389X105       380  11,493    SH             Sole              11,493
Paychex Inc                        COM        704326107     3,368 108,467    SH             Sole             108,467
Pepsico Inc                        COM        713448108     1,881  26,798    SH             Sole              26,798
Petrohawk Energy Corp              COM        716495106       381  15,025    SH             Sole              15,025
Pfizer Inc                         COM        717081103     2,190 105,528    SH             Sole             105,528

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
Philip Morris Intl Inc             COM        718172109     2,284  34,222    SH             Sole              34,222
PIMCO ETF TR                  1-5 US TIP IDX  72201R205     2,575  48,269    SH             Sole              48,269
Procter & Gamble Co                COM        742718109     3,841  59,761    SH             Sole              59,761
PUBLIC SVC ENTERPRISE GROUP        COM        744573106       294   8,914    SH             Sole               8,914
Qualcomm Inc                       COM        747525103       303   5,238    SH             Sole               5,238
Range Res Corp                     COM        75281A109     1,275  22,606    SH             Sole              22,606
Realty Income Corp                 COM        756109104     2,678  78,723    SH             Sole              78,723
REPUBLIC SVCS INC                  COM        760759100       474  15,244    SH             Sole              15,244
ROGERS COMMUNICATIONS INC          CL B       775109200       317   7,983    SH             Sole               7,983
SPDR INDEX SHS FDS           DJ GLB RL ES ETF 78463X749     3,830  95,862    SH             Sole              95,862
St Joe Co                          COM        790148100     2,954 141,533    SH             Sole             141,533
Select Sector SPDR TR         SBI HEALTHCARE  81369Y209    12,564 349,413    SH             Sole             349,413
Sonic Corp                         COM        835451105       261  23,945    SH             Sole              23,945
Spectra Energy Corp                COM        847560109     4,823 173,481    SH             Sole             173,481
Stryker Corp                       COM        863667101     1,053  17,467    SH             Sole              17,467
Sysco Corp                         COM        871829107     2,634  83,914    SH             Sole              83,914
3M Co                              COM        88579Y101     2,183  22,582    SH             Sole              22,582
TransCanada Corp                   COM        89353D107     2,400  54,567    SH             Sole              54,567
Transocean Ltd                   REG SHS      H8817H100       845  13,098    SH             Sole              13,098
US Bancorp Del                   COM NEW      902973304     2,779 106,625    SH             Sole             106,625
Ultra Petroleum Corp               COM        903914109       668  14,472    SH             Sole              14,472
United Parcel Service Inc          CL B       911312106     2,008  27,148    SH             Sole              27,148
Vanguard Specialized Portfol   DIV APP ETF    921908844     3,676  64,757    SH             Sole              64,757
VANGUARD BD INDEX FD INC      TOTAL BND MRKT  921937835    26,093 322,228    SH             Sole             322,228
Vanguard Intl Equity Index F   EMR MKT ETF    922042858     5,300 107,762    SH             Sole             107,762
VANGUARD TAX-MANAGED INTL FD  MSCI EAFE ETF   921943858    19,692 511,758    SH             Sole             511,758
Vanguard World Fds             INF TECH ETF   92204A702     9,095 141,270    SH             Sole             141,270
Vanguard Index Fds             SMALL CP ETF   922908751     4,888  61,663    SH             Sole              61,663
Vanguard Index Fds             STK MRK ETF    922908769    44,588 642,693    SH             Sole             642,693
VIMICRO INTL CORP                  ADR        92718N109        20  10,769    SH             Sole              10,769
Visa Inc                         COM CL A     92826C839       402   4,566    SH             Sole               4,566
Vulcan Matls Co                    COM        929160109     1,191  29,980    SH             Sole              29,980
Wal Mart Stores Inc                COM        931142103     1,433  26,786    SH             Sole              26,786

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
Walgreen Co                        COM        931422109       345   8,064    SH             Sole               8,064
Waste Mgmt Inc Del                 COM        94106L109       954  25,410    SH             Sole              25,410
WellPoint Inc                      COM        94973V107       726   8,989    SH             Sole               8,989
Wells Fargo Co NEW                 COM        949746101     3,181 110,948    SH             Sole             110,948
Westar Energy Inc                  COM        95709T100     1,548  56,878    SH             Sole              56,878
Western Un Co                      COM        959802109     2,417 119,441    SH             Sole             119,441
WISDOMTREE TRUST              JP SMALLCP DIV  97717W836     8,906 202,779    SH             Sole             202,779
WISDOMTREE TR                 EM LCL DEBT FD  97717X867     5,461 101,395    SH             Sole             101,395
Zimmer Hldgs Inc                   COM        98956P102       526   8,076    SH             Sole               8,076